Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,633,398.42

Principal:
Principal Collections	$22,126,591.31
Prepayments in Full	$13,380,210.57
Liquidation Proceeds	$499,593.39
Recoveries	$655.22
Sub Total	$36,007,050.49
Collections	$39,640,448.91

Purchase Amounts:
Purchase Amounts Related to Principal	$159,894.58
Purchase Amounts Related to Interest	$718.23
Sub Total	$160,612.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,801,061.72

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,801,061.72
Servicing Fee	$882,090.12	$882,090.12	$0.00	$0.00	$38,918,971.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,918,971.60
Interest - Class A-2 Notes	$102,028.13	$102,028.13	$0.00	$0.00	$38,816,943.47
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$38,433,483.47
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$38,282,871.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,282,871.80
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$38,208,674.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,208,674.47
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$38,145,534.47
Third Priority Principal Payment	$3,207,933.87	$3,207,933.87	$0.00	$0.00	$34,937,600.60
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$34,860,254.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,860,254.10
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$3,290,254.10
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,290,254.10
Residuel Released to Depositor	$0.00	$3,290,254.10	$0.00	$0.00	$0.00
Total		$39,801,061.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,207,933.87
Regular Principal Payment					$31,570,000.00
Total					$34,777,933.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,777,933.87	$76.52	$102,028.13	$0.22	$34,879,962.00	$76.74
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$34,777,933.87	$21.60	$850,783.63	$0.53	$35,628,717.50	$22.13

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$197,473,795.03	0.4344858	$162,695,861.16	0.3579667
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,012,933,795.03	0.6290108	$978,155,861.16	0.6074144

Pool Information
Weighted Average APR	4.408%	4.399%
Weighted Average Remaining Term	49.13	48.30
Number of Receivables Outstanding	50,440	49,364
Pool Balance	$1,058,508,143.77	$1,021,915,992.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,012,933,795.03	$978,155,861.16
Pool Factor	0.6426782	0.6204612

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$43,760,131.67
Targeted Overcollateralization Amount	$43,760,131.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,760,131.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		136	$425,861.09
(Recoveries)		29	$655.22
Net Losses for Current Collection Period			$425,205.87
Cumulative Net Losses Last Collection Period			$2,660,687.60
Cumulative Net Losses for all Collection Periods			$3,085,893.47

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.48%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.43%	668	$14,653,965.65
61-90 Days Delinquent	0.18%	77	$1,800,299.41
91-120 Days Delinquent	0.07%	26	$688,522.08
Over 120 Days Delinquent	0.05%	19	$462,584.66
Total Delinquent Receivables	1.72%	790	$17,605,371.80

Repossession Inventory:
Repossessed in the Current Collection Period		39	$993,853.27
Total Repossessed Inventory		67	$1,680,211.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4148%
Preceding Collection Period			0.5914%
Current Collection Period			0.4905%
Three Month Average			0.4989%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1534%
Preceding Collection Period			0.2260%
Current Collection Period			0.2471%
Three Month Average			0.2089%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer